Intangible assets and Goodwill	12 Months Ended
Dec. 31, 2023
Intangible assets and Goodwill
Intangible assets and Goodwill

(9) Intangible assets and Goodwill

-Accounting principles-

Goodwill

The Group measures goodwill at the acquisition date as being the excess of:

●Aggregate of the fair value of the consideration transferred and any recognized amount for non-controlling interests and any previous interest held, and
●the net identifiable assets acquired, and liabilities assumed.

If a preceding analysis of a purchase price allocation (PPA) results in the cost of acquisition being less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the Consolidated Income Statement (bargain purchase or negative goodwill).

Intangible Assets

Intangible assets with definite useful lives are recorded at cost and amortized using the straight-line method over the estimated useful lives of the assets.

Intangible assets other than goodwill with finite useful lives are tested for impairment whenever there is an indication that the asset may be impaired. If the recoverable amount of the asset is less than the carrying amount, an impairment loss is recognized. If the reason for a previously recognized impairment loss no longer exists, the impairment loss is reversed and the carrying amount of the asset is increased to its amortized cost.

Amortization of other intangible assets is recognized in the income statement within the relevant classification of expense by function.

Impairment losses are recognized separately in the Group´s income statement. The useful lives are as follows:

Trademarks	2 to 10 years
Developed Technologies	6 to 18 years
Patents & licenses	5 to 15 years
Customer List	5 to 8 years

Internally generated Research and Development (IP R&D)

Internally generated development expenses are recognized as an intangible asset if and only if all the following criteria can be demonstrated:

●	technical feasibility of completing the project
●	the Group´s intention to complete the project
●	the Group´s ability to use the project
●	the probability that the project will generate future economic benefits
●	the availability of adequate technical, financial and other resources to complete the project
●	the ability to measure the development expenditure reliably

Due to the risks and uncertainties relating to regulatory approval and to the research and development process, the six criteria for capitalization are usually considered not to have been met until the product has obtained marketing approval from the regulatory authorities. Consequently, internally generated development expenses arising before marketing approval has been obtained, mainly the cost of clinical trials, are generally expensed as incurred within research and development expenses.

Internally generated Development expenditures (other than IP R&D)

Capitalized development expenditures are stated at cost less accumulated amortization and impairment losses. Internally generated development expenses are recognized as an intangible asset if the criteria listed under “Internally generated Research and Development (IP R&D)” are met. They are amortized on a straight-line basis over the estimated useful lives of the intangible assets.

Separately acquired Research and Development (IP R&D)

Payments for separately acquired research and development are capitalized within other intangible assets provided that they meet the definition of an intangible asset:

●	expected to provide future economic benefits for the Evotec,
●	a resource that is controlled by Evotec and,
●	identifiable (i.e., it is either separable or arises from contractual or legal rights).

The Group believes that the first condition for capitalization (the probability that the expected future economic benefits from the asset will flow to the entity) is considered to be satisfied for separately acquired research and development. Consequently, upfront and milestone payments to third parties related to pharmaceutical products for which marketing approval has not yet been obtained are recognized as intangible assets, and amortized on a straight-line basis over their useful lives beginning when marketing approval is obtained.

Payments under research and development arrangements relating to access to technology or to databases, and payments made to purchase generics dossiers, are also capitalized, and amortized over the useful life of the intangible asset. Subcontracting arrangements, payments for research and development services, and continuous payments under research and development collaborations which are unrelated to the outcome of that collaboration, are expensed over the service term.

Other intangible assets not acquired in a business combination

Licenses other than those related to pharmaceutical products and research projects, in particular software licenses, are capitalized at acquisition cost, including any directly attributable cost of preparing the software for its intended use. Software licenses are amortized on a straight-line basis over their useful lives.

Internally generated costs incurred to develop or upgrade software are capitalized if the recognition criteria are satisfied, and amortized on a straight-line basis over the useful life of the software from the date on which the software is ready for use.

Other intangible assets acquired in a business combination

Other intangible assets acquired in a business combination (R&D, technologies and technologies platforms, licenses and patents etc.) that are reliably measurable are identified separately from goodwill, measured at fair value, and capitalized within other intangible assets at the acquisition date and subsequently amortized over their useful lives.

Impairment

Goodwill

Goodwill is not amortized but is tested for impairment annually and whenever impairment indicators are identified. Internal or external sources of information are considered indicators that an asset or a Cash Generating Unit (CGU) or groups of CGUs may be impaired. An impairment loss is recognized in the Consolidated Income Statement whenever and to the extent that the carrying amount of a cash generating unit exceeds the unit’s recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and its value in use.

Intangible Assets

Intangible assets that are subject to amortization are reviewed for impairment whenever triggering events or changes in circumstances indicate that the carrying value may not be recoverable.

-Goodwill-

Balances and movement of Goodwill in 2023 and 2022 are shown below:

	2023
					Translation
	At January 1	Acquisition	Disposals	Impairment	and other	At 31 December
	k€	k€	k€	k€	k€	k€
OAI/Evotec International Execute	82,223	—	—	—	1,223	83,446
OAI/Evotec International Innovate	9,164	41	—	—	55	9,219
Evotec (US) Execute	4,457	—	—	—	(155)	4,302
Aptuit Execute	146,224	—	—	—	831	147,055
Just Execute	32,751	—	—	—	(1,138)	31,613
Total	274,819	41	—	—	816	275,635

The goodwill addition in financial year 2023 to the OAI/Evotec International Innovate cash-generating unit was a result of the acquisition of the remaining 50% of NephThera GmbH.

	2022
					Translation
	At January 1	Acquisition	Disposals	Impairment	and other	At 31 December
	k€	k€	k€	k€	k€	k€
OAI/Evotec International Execute	84,480	—	—	—	(2,257)	82,223
OAI/Evotec International Innovate	9,204	—	—	—	(40)	9,164
Evotec (US) Execute	4,197	—	—	—	260	4,457
Aptuit Execute	128,845	19,622	—	—	(2,243)	146,224
Just Execute	30,843	—	—	—	1,908	32,751
Total	257,569	19,622	—	—	(2,372)	274,819

The Group has tested the cash-generating units for impairment on the annual designated test date in the fourth quarter 2023 based on the net book values as of September 30, 2023. The impairment tests are performed by determining the recoverable amount based on discounted cash flows.

The recoverable amount is based either on value in use or fair value less costs to sell in 2022. In 2023, the impairment tests for all cash generating units are based on the value in use methodology in line with achieved progress on expansion investments reflected in the underlying plan.

With the exceptions of Just Execute and OAI / Evotec International Innovate, the estimated future cash flows are based on a strategic plan of up to five years, extrapolated over a simplified transition period to a total forecast period of ten years and then extrapolated using a perpetual rate.

Due to the uncertainty inherent to the proprietary development of drugs in the Innovate business, the CGU OAI / Evotec International Innovate includes a detailed long-term forecast (exceeding 5 years) of success-based payments from the Group’s collaborations (e.g. Milestones, Royalties), including appropriate risk-adjustments.

As the J.POD is a new technology and the corresponding estimated cash flows are subject to a higher degree of uncertainty during the expected high growth in the start-up phase, the estimated future cash flows for the Just Execute cash-generating unit are based on an extended detailed planning period of nine years, after which the cash flows are extrapolated using a perpetual annuity.

Management has identified the cash flow schedule, the terminal value growth rate, and the discount rate as key assumptions to which the recoverable amount is most sensitive.

Management has determined the values for the key assumptions as follows:

Cash flow

The cash flow plan is based on past experience and management’s expectations for the future, taking into account specific expectations regarding revenue and cost allocation, growth rates, gross margins, EBITDA margins and investments.

Long term growth rate

The terminal value growth rate is based on the current estimates of long-term inflation in the regions relevant to the Group’s operations.

Discount rate

The discount rates of the cash-generating units correspond to their weighted average cost of capital before tax, based on capital market data of a peer group

The following tables show the relevant pre-tax discount rate as well as the growth rates used to determine the terminal value in the respective discounted cash flow models.

	OAI / Evotec		OAI / Evotec		Evotec
	International		International		(US)		Aptuit		Just
	Execute		Innovate		Execute		Execute		Execute
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022

Denominated in	GBP /EUR		GBP /EUR		USD		GBP /EUR		USD
Pre-tax discount rate	11.43%	10.15%	13.41%	11.93%	10.44%	9.32%	14.20%	13.12%	12.86%	11.71%
Sustainable growth rate	2%	2%	2%	2%	2%	2%	2%	2%	2%	2%

A sensitivity analysis was performed for all cash-generating units with regard to reasonable changes in the key assumptions used for 2023. The analysis was based on a 10% decrease in future cash flows, a 1 percentage point increase in the discount rate or a decrease by one percentage point in the terminal sustainable growth rate. Management concluded that in the event of these changes in key assumptions, no impairment would be recorded for any of the cash- generating units, except Just Execute. For Just Execute, an additional scenario analysis was performed, and no impairment of goodwill was identified.

The following table shows which reasonably possible changes in the key assumptions for Just Execute (base case) would cause its recoverable amount to be equal to its carrying amount.

2023
	Recoverable				Decrease in	Reduction
	amount exceeding	Applied post-tax	Increase in post-tax	Applied sustainable	sustainable	in cash
	carrying amount	discount rate	discount rate	growth rate	growth rate	flows
	in €m	in %-points	in %-points	in %-points	in %-points	in %-points
Just Execute	5.5	11.1	0.1	2.0	0.3	1.3

In 2022 management concluded that in the event of possible changes in the key assumptions, no impairment would be recorded for any of the cash-generating units.

In 2023 and 2022, the Company did not recognize any impairment losses as a result of the annual impairment tests.

-Intangible Assets-

The development of intangible assets in 2023 and 2022 is shown in the following tables.

	2023
	Patents and	Developed	Customer
In k€	Licenses	Technologies	relationships	Trademarks	Total
Acquisition and manufacturing cost
Amount beginning of the year	12,883	100,735	69,089	6,539	189,246
Foreign currency translation	(46)	(731)	(327)		(1,105)
Additions	—	3,659	—	—	3,659
Business combination	—	—	—	—	—
Reclassification	(1,672)	1,672	—	—	—
Amount end of the year	11,166	105,334	68,762	6,539	191,800
Depreciation, amortization and impairments
Amount beginning of the year	11,349	94,160	54,405	5,513	165,427
Foreign currency translation	10	(641)	(404)	—	(1,035)
Additions	84	822	5,818	222	6,946
Impairment	—	5,011	—	—	5,011
Reclass	(1,138)	1,138	—	—	—
Amount end of the year	10,304	100,490	59,819	5,735	176,348
Net book value
Amount beginning of the year	1,534	6,575	14,684	1,026	23,819
Amount end of the year	861	4,844	8,943	804	15,453

	2022
	Patents
	and	Developed	Customer
In k€	Licenses	Technologies	relationships	Trademarks	Total
Acquisition and manufacturing cost
Amount at the beginning of the year	11,211	99,784	69,089	6,539	186,623
Foreign currency Translation	—	34	—	—	34
Additions	—	917	—	—	917
Business Combinations	1,672	—	—	—	1,672
Reclassification
Amount end of the year	12,883	100,735	69,089	6,539	189,246
Depreciation, amortization and impairments
Amount at the beginning of the year	10,182	92,983	47,391	5,216	155,772
Foreign currency translation	—	(438)	45	—	(393)
Additions	1,223	1,559	6,969	297	10,048
Impairment
Reclass	(56)	56	—	—	—
Amount end of the year	11,349	94,160	54,405	5,513	165,427

Net Book value
Amount beginning of the year	1,029	6,801	21,698	1,323	30,851
Amount end of the year	1,534	6,575	14,684	1,026	23,819

Intangible assets excluding goodwill decreased by € 8,365k from € 23,819k at December 31, 2022 to € 15,453k at December 31, 2023. This decrease is mainly due to an impairment of an intangible asset within developed technologies amounting to € 5,011k and which is in relation to research and development expenses, and due to the amortization of the Evotec´s customer relationships of € 5,818k, of which € 5,540k relates to Aptuit.